Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2020 and 2021:

	RMB thousands			RMB thousands equivalent (US$)			RMB thousands equivalent (HKD/SGD/IDR)			Total in RMB thousands
	Overseas	China		Overseas	China		Overseas	China
		Non VIE	VIE		Non VIE	VIE		Non VIE	VIE
December 31, 2020	—	84,261	12,084	361,937	35,966	—	227	—	—	494,475
December 31, 2021	80	11,570	19,783	102,565	89,494	—	16,859	—	—	240,351